Schedule of Segment Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Sales	$ 10,996,802	$ 9,627,952	$ 21,156,117	$ 18,790,694	$ 42,575,546	$ 50,906,179
Cost of sales	6,389,247	6,147,904	12,331,924	11,573,499	25,369,118	28,720,367
Gross profit	4,607,555	3,480,048	8,824,193	7,217,195	17,206,428	22,185,812
Selling, general and administrative expenses	4,989,608	4,731,887	10,160,867	9,672,558	19,218,922	22,176,598
Acquisition costs	1,278,826	394,366	2,470,721	414,585	684,856
Operating income (loss)	(1,660,879)	(1,646,205)	(3,807,395)	(2,869,948)	(2,697,350)	9,214
Other income (expense)	(279,221)	278,983	(292,353)	689,550	922,018	226,136
Income (loss) from continuing operations before tax	(1,940,100)	(1,367,222)	(4,099,748)	(2,180,398)	(1,775,332)	235,350
Depreciation and amortization	245,000	218,000	505,339	429,800	962,307	1,032,797
Capital expenditures	1,000	32,000	10,000	89,000	250,000	425,000
Assets	51,997,332	57,351,000	51,997,332	57,351,000	55,556,325	59,150,712
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Sales	(143,000)	(184,000)	(287,000)	(384,000)	(697,000)	(842,000)
Cost of sales		(26,000)		(27,000)	(35,000)	(152,000)
Gross profit	(143,000)	(158,000)	(287,000)	(357,000)	(662,000)	(690,000)
Selling, general and administrative expenses	(143,000)	(158,000)	(287,000)	(357,000)	(662,000)	(690,000)
Acquisition costs
Operating income (loss)
Other income (expense)
Income (loss) from continuing operations before tax
Capital expenditures
Assets	(27,000)	(27,000)	(27,000)	(27,000)	(27,000)	(27,000)
Electronics & Software Segment [Member]
Segment Reporting Information [Line Items]
Sales	9,307,000	8,287,000	17,671,000	16,823,000	34,496,000	47,007,000
Cost of sales	5,204,000	5,192,000	9,985,000	9,999,000	19,606,000	25,613,000
Gross profit	4,103,000	3,095,000	7,686,000	6,824,000	14,890,000	21,394,000
Selling, general and administrative expenses	3,592,000	3,638,000	7,200,000	7,535,000	13,875,000	17,354,000
Acquisition costs
Operating income (loss)	511,000	(543,000)	486,000	(711,000)	1,015,000	4,040,000
Other income (expense)	(38,000)	3,000	(57,000)	17,000	(10,000)	(7,000)
Income (loss) from continuing operations before tax	473,000	(540,000)	429,000	(694,000)	1,005,000	4,033,000
Depreciation and amortization	68,000	76,000	135,000	147,000	288,000	360,000
Capital expenditures		24,000	4,000	68,000	81,000	81,000
Assets	14,819,000	16,825,000	14,819,000	16,825,000	15,398,000	19,902,000
Services & Support Segment [Member]
Segment Reporting Information [Line Items]
Sales	1,833,000	1,525,000	3,772,000	2,352,000	8,777,000	4,741,000
Cost of sales	1,185,000	982,000	2,347,000	1,602,000	5,798,000	3,259,000
Gross profit	648,000	543,000	1,425,000	750,000	2,979,000	1,482,000
Selling, general and administrative expenses	878,000	483,000	1,857,000	811,000	2,669,000	1,485,000
Acquisition costs
Operating income (loss)	(230,000)	60,000	(432,000)	(61,000)	310,000	(3,000)
Other income (expense)	16,000		16,000		(32,000)	(10,000)
Income (loss) from continuing operations before tax	(214,000)	60,000	(416,000)	(61,000)	278,000	(13,000)
Depreciation and amortization	139,000	19,000	293,000	32,000	292,000	292,000
Capital expenditures	1,000		6,000	1,000	14,000	69,000
Assets	7,624,000	6,569,000	7,624,000	6,569,000	55,556,325	1,694,000
Other Segments [Member]
Segment Reporting Information [Line Items]
Sales
Cost of sales
Gross profit
Selling, general and administrative expenses	663,000	769,000	1,391,000	1,683,000	3,337,000	4,028,000
Acquisition costs	1,279,000	394,000	2,471,000	415,000	685,000
Operating income (loss)	(1,940,100)	(1,163,000)	(3,862,000)	(2,098,000)	(4,022,000)	(4,028,000)
Other income (expense)	(257,000)	276,000	(251,000)	673,000	964,000	243,000
Income (loss) from continuing operations before tax	(2,199,000)	(887,000)	(4,113,000)	(1,425,000)	(3,058,000)	(3,785,000)
Depreciation and amortization	38,000	123,000	77,000	251,000	382,000	581,000
Capital expenditures		8,000		20,000	155,000	275,000
Assets	$ 29,581,000	$ 33,984,000	$ 29,581,000	$ 33,984,000	$ 31,664,000	$ 37,582,000